Related Party Transactions and Balances (Details) - Schedule of related party transactions ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Rent expense incurred with Shanghai Muqing industrial	¥ (32)	$ (5)	¥ 411	¥ 443
Repayment of loan			(300)
Issuance shares for stock option exercised by Dr. Chris Chang Yu (See Note 14)	273	40	6,125
Issuance shares for settlement off related party loan from Dr. Chris Chang Yu (See Note 14)			6,891
Share based compensation to Dr. Chris Chang Yu and bonus			6,430
Interest expense to Jiaxing Zhijun			1,935	1,664
AnPac Beijing [Member]
Related Party Transaction [Line Items]
Revenue				1
Consulting service received	2,739	397	2,190	898
Jiangsu AnPac [Member]
Related Party Transaction [Line Items]
Revenue	9	1	121	39
Consulting service received				8
Anpai Shanghai [Member]
Related Party Transaction [Line Items]
Revenue				96
Consulting service received			129
Annadi [Member]
Related Party Transaction [Line Items]
Revenue	2,186	317	1,284
Jiaxing Zhijun [Member]
Related Party Transaction [Line Items]
Repayment of loan				(17,261)
CRS [Member]
Related Party Transaction [Line Items]
Repayment of loan			¥ (2,803)	(2,071)
Loan				¥ 1,498
Jinqiu Tang [Member]
Related Party Transaction [Line Items]
Loan	100	14
Rouou Ying [Member]
Related Party Transaction [Line Items]
Loan	50	7
Xudong Du [Member]
Related Party Transaction [Line Items]
Loan	¥ 650	$ 95